CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Total	Common Stock Class B [Member]	Common Stock Class A [Member]	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated other comprehensive loss
Balance, amount at Dec. 31, 2018	$ 0			$ 0	$ 0	$ 0	$ 0
Capital contributions to Yubo Beijing	723,861				723,861
Foreign currency translation adjustment	(3,935)						(3,935)
Net loss	(231,193)					(231,193)
Balance, shares at Dec. 31, 2019			115,245,000
Balance, amount at Dec. 31, 2019	488,733	$ 0	$ 115,245	0	723,861	(231,193)	(3,935)
Capital contributions to Yubo Beijing	504,892				504,892
Foreign currency translation adjustment	(24,516)	0	0		0	0	(24,516)
Net loss	(140,948)	0	$ 0		0	(140,948)	0
Balance, shares at Mar. 31, 2020			115,245,000
Balance, amount at Mar. 31, 2020	828,161	0	$ 115,245		1,113,508	(372,141)	(28,451)
Balance, shares at Dec. 31, 2019			115,245,000
Balance, amount at Dec. 31, 2019	488,733	0	$ 115,245	0	723,861	(231,193)	(3,935)
Foreign currency translation adjustment	3,395
Net loss	(430,301)
Balance, shares at Sep. 30, 2020			115,245,000
Balance, amount at Sep. 30, 2020	519,954	0	$ 115,245		1,113,508	(708,799)	0
Balance, shares at Dec. 31, 2019			115,245,000
Balance, amount at Dec. 31, 2019	488,733	0	$ 115,245	0	723,861	(231,193)	(3,935)
Foreign currency translation adjustment	5,931			0	0	0	5,931
Net loss	(711,801)			$ 0	0	(711,801)	0
Issuance of ordinary shares and capital contributions to Yubo Beijing, shares				10,000,000
Issuance of ordinary shares and capital contributions to Yubo Beijing, amount	634,756			$ 1,000	633,756	0	0
Sale of ordinary shares on September 11, 2020, shares				152,284
Sale of ordinary shares on September 11, 2020, amount	750,000			$ 15	749,985
Balance, shares at Dec. 31, 2020			117,000,000	10,152,284
Balance, amount at Dec. 31, 2020	1,167,619	0	$ 117,000	$ 1,015	2,107,602	(942,994)	1,996
Balance, shares at Mar. 31, 2020			115,245,000
Balance, amount at Mar. 31, 2020	828,161	0	$ 115,245		1,113,508	(372,141)	(28,451)
Foreign currency translation adjustment	(10,016)	0	0		0	0	(10,016)
Net loss	(31,946)	0	$ 0		0	(31,946)	0
Balance, shares at Jun. 30, 2020			115,245,000
Balance, amount at Jun. 30, 2020	786,199	0	$ 115,245		1,113,508	(404,087)	(38,467)
Foreign currency translation adjustment	38,467	0	0		0	0	38,467
Net loss	(304,712)	0	$ 0		0	(304,712)	0
Balance, shares at Sep. 30, 2020			115,245,000
Balance, amount at Sep. 30, 2020	519,954	0	$ 115,245		1,113,508	(708,799)	0
Balance, shares at Dec. 31, 2020			117,000,000	10,152,284
Balance, amount at Dec. 31, 2020	1,167,619	0	$ 117,000	$ 1,015	2,107,602	(942,994)	1,996
Capital contributions to Yubo Beijing	127,164	0	0		127,164	0	0
Foreign currency translation adjustment	70,413	0	0		0	0	70,413
Net loss	(438,676)	$ 0	$ 0		0	(438,676)	0
Reverse acquisitions of Yubo International Biotech Limited by Plantium International Biotech Co. Ltd., shares		4,447	1,177,885
Reverse acquisitions of Yubo International Biotech Limited by Plantium International Biotech Co. Ltd., amount	0	$ 4	$ 1,178		(1,182)	0	0
Balance, shares at Mar. 31, 2021		4,447	118,177,885
Balance, amount at Mar. 31, 2021	926,520	$ 4	$ 118,178		2,117,599	(1,381,670)	72,409
Balance, shares at Dec. 31, 2020			117,000,000	10,152,284
Balance, amount at Dec. 31, 2020	1,167,619	$ 0	$ 117,000	$ 1,015	2,107,602	(942,994)	1,996
Foreign currency translation adjustment	72,789
Net loss	(1,145,267)
Balance, shares at Sep. 30, 2021		4,447	118,177,885
Balance, amount at Sep. 30, 2021	222,304	$ 4	$ 118,178		2,117,599	(2,088,262)	74,785
Balance, shares at Mar. 31, 2021		4,447	118,177,885
Balance, amount at Mar. 31, 2021	926,520	$ 4	$ 118,178		2,117,599	(1,381,670)	72,409
Foreign currency translation adjustment	13,122	0	0		0	0	13,122
Net loss	(370,008)	$ 0	$ 0		0	(370,008)	0
Balance, shares at Jun. 30, 2021		4,447	118,177,885
Balance, amount at Jun. 30, 2021	569,634	$ 4	$ 118,178		2,117,599	(1,751,678)	85,531
Foreign currency translation adjustment	(10,746)	0	0		0	0	(10,746)
Net loss	(336,584)	$ 0	$ 0		0	(336,584)	0
Balance, shares at Sep. 30, 2021		4,447	118,177,885
Balance, amount at Sep. 30, 2021	$ 222,304	$ 4	$ 118,178		$ 2,117,599	$ (2,088,262)	$ 74,785